Document and Entity Information	Oct. 22, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	CROWN HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0001219601
Document Type	8-K
Document Period End Date	Oct. 22, 2019
Entity Incorporation State Country Code	PA
Entity File Number	0-50189
Entity Tax Identification Number	75-3099507
Entity Address, Address Line One	770 Township Line Road
Entity Address, City or Town	Yardley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	215
Local Phone Number	698-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $5.00 Par Value
Trading Symbol	CCK
Security Exchange Name	NYSE
M 738 Debentures Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 3/8% Debentures Due 2026
Trading Symbol	CCK26
Security Exchange Name	NYSE
M 712 Debentures Due 2096 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 1/2% Debentures Due 2096
Trading Symbol	CCK96
Security Exchange Name	NYSE